Financial instruments (Details) - Schedule of financial instruments - MXN ($) $ in Thousands	Jan. 03, 2021	Dec. 31, 2019
Financial assets -
Trade receivables	$ 757,806	$ 266,938
Other receivables		5,867
Total	757,806	272,805
Financial liabilities -
Debt	629,877	677,713
Accounts payable	2,078,628	529,348
Lease liability	24,378	24,584
Derivative financial instruments
Total	2,732,883	1,231,645
Fair value through profit or loss [member]
Financial assets -
Trade receivables
Other receivables
Total
Financial liabilities -
Debt
Accounts payable
Lease liability
Derivative financial instruments	320,294	32,309
Total	320,294	32,309
Fair value hierarchy level [member]
Financial liabilities -
Derivative financial instruments	$ 2	$ 2